Financial Instruments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration of Revenues	75.80%	73.30%	71.90%	65.60%
Customer A [Member]
Concentration of Revenues	48.50%	57.30%		25.60%
Customer B [Member]
Concentration of Revenues	27.30%	16.00%	24.60%	24.20%
Customer C [Member]
Concentration of Revenues			47.30%	15.80%